Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including 12 golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Total other cumulative comprehensive income (deficit)	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the year at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)		$ (38)	$ 2		$ 28,508	$ 3,182	$ 2,831
Beginning of the year, shares at Dec. 31, 2009					(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,510)
Acquisitions, shares	(69,880,400)
Conversions, shares	75,435,238
Change in the year						1,777	(1,288)	(581)		1,519	3	(21)	(26)
Transfer from undistributed retained earnings			643	754
Transfer from unappropriated retained earnings															15,107
Transfer to capitalized earnings															(1,397)
Net income attributable to the Company's stockholders	17,264															17,264
Remuneration of mandatorily convertible notes
Preferred class A stock																(72)
Common stock																(61)
Dividends and interest attributed to stockholders' equity
Preferred class A stock																(1,940)
Common stock																(3,100)
Appropriation to undistributed retained earnings																(15,107)
Disposals (acquisitions) of noncontrolling interests																	1,629
Cumulative translation adjustments	104																104
Cash flow hedge	40																40
Net income (loss) attributable to noncontrolling interests	189																189
Dividends and interest attributable to noncontrolling interests																	(104)
Capitalization of stockholders advances																	27
Assets and liabilities held for sale																	(1,886)
Number of shares issued and outstanding:	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the year at Dec. 31, 2010	71,729	68,899	10,370	16,016	(2,660)	2,188	290	644	(333)	(253)	3	(59)	(24)	(333)	42,218	166	2,830
End of the year, shares at Dec. 31, 2010	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(3,002)
Acquisitions, shares	(120,987,980)
Conversions, shares	1,924
Change in the year						(2,249)				(4,985)	(2)	(508)	155
Capital increase			6,358	9,821
Transfer from unappropriated retained earnings															13,221
Transfer to capitalized earnings															(14,309)
Net income attributable to the Company's stockholders	22,885															22,885
Remuneration of mandatorily convertible notes
Preferred class A stock																(97)
Common stock																(70)
Dividends and interest attributed to stockholders' equity
Preferred class A stock																(2,143)
Common stock																(3,038)
Appropriation to undistributed retained earnings																(13,221)
Disposals (acquisitions) of noncontrolling interests																	(631)
Cumulative translation adjustments	(210)																(210)
Cash flow hedge	1																1
Net income (loss) attributable to noncontrolling interests	(233)																(233)
Net income attributable to redeemable noncontrolling interests																	207
Dividends and interest attributable to noncontrolling interests																	(105)
Capitalization of stockholders advances																	31
Pension plan																	4
Number of shares issued and outstanding:	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
End of the year at Dec. 31, 2011	79,609	77,715	16,728	25,837	(5,662)	(61)	290	644	(5,673)	(5,238)	1	(567)	131	(5,673)	41,130	4,482	1,894
End of the year, shares at Dec. 31, 2011	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					1,185
Conversions, shares	56,081,847
Change in the year						(468)	(290)	(644)		(2,882)	(1)	(936)	(121)
Transfer from unappropriated retained earnings															(2,133)
Net income attributable to the Company's stockholders	5,511															5,511
Remuneration of mandatorily convertible notes
Preferred class A stock																(44)
Common stock																(19)
Dividends and interest attributed to stockholders' equity
Preferred class A stock																(1,929)
Common stock																(2,836)
Appropriation to undistributed retained earnings																2,133
Disposals (acquisitions) of noncontrolling interests																	(198)
Cumulative translation adjustments	46																46
Net income (loss) attributable to noncontrolling interests	(257)																(257)
Net income attributable to redeemable noncontrolling interests																	181
Dividends and interest attributable to noncontrolling interests																	(74)
Capitalization of stockholders advances																	43
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the year at Dec. 31, 2012	$ 75,876	$ 74,241	$ 16,728	$ 25,837	$ (4,477)	$ (529)			$ (9,613)	$ (8,120)		$ (1,503)	$ 10	$ (9,613)	$ 38,997	$ 7,298	$ 1,635
End of the year, shares at Dec. 31, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)